Consolidated Statements of Income (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Revenues
Revenues	$ 114,848,079	$ 118,280,752	$ 111,409,623
Revenues – related party (Note 3)	4,364,992
Total revenues	119,213,071	118,280,752	111,409,623
Expenses
Voyage expenses (Note 15)	11,231,340	16,354,725	12,283,131
Voyage expenses – related party (Note 15)	1,472,410	1,474,495	1,396,877
Vessels’ operating expenses (Note 15)	28,674,675	36,350,153	38,338,063
Vessels’ operating expenses – related party (Note 3)	1,917,302	208,000
Dry-docking costs	2,067,393	3,443,491	2,716,378
Management fees – related party (Note 3)	4,315,720	4,760,865	5,184,055
General and administrative expenses	2,838,759	2,646,418	3,031,491
Depreciation (Note 6)	28,776,688	27,562,120	26,624,098
Charter termination fees			(228,000)
Net (gain)/loss on sale of vessels (Note 6)	(1,372,409)	5,654,178	(960,696)
Total expenses	79,921,878	98,454,445	88,385,397
Income from operations	39,291,193	19,826,307	23,024,226
Other (expenses)/income
Interest and finance costs	(9,408,230)	(8,510,516)	(7,672,848)
Loss on derivatives (Note 11)	(1,086,258)	(2,931,404)	(6,071,638)
Interest income	221,023	83,059	315,517
Foreign exchange gain/(loss)	(59,241)	82,345	1,497,934
Other expenses, net	(10,332,706)	(11,276,516)	(11,931,035)
Net income	$ 28,958,487	$ 8,549,791	$ 11,093,191
Earnings per share
– Basic (Note 14) (in Dollars per share)	$ 1.41	$ 0.41	$ 0.51
– Diluted (Note 14) (in Dollars per share)	$ 1.41	$ 0.41	$ 0.51
Weighted average number of shares
– Basic (Note 14) (in Shares)	20,552,568	20,909,154	21,539,331
– Diluted (Note 14) (in Shares)	20,552,568	20,909,154	21,539,331